Average Annual Total Returns - GABELLI GOLD FUND INC	Apr. 30, 2021
StandardPoors [Member]
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
PhiladelphiaGoldSilver [Member]
Average Annual Return:
1 Year	35.93%
5 Years	27.00%
10 Years	(3.31%)
NYSEArcaGoldMinersIndex [Member]
Average Annual Return:
1 Year	24.05%
5 Years	22.82%
10 Years	(3.94%)
Lipper Precious Metals Fund Average
Average Annual Return:
1 Year	31.94%
5 Years	21.56%
10 Years	(4.19%)
Class A Shares
Average Annual Return:
1 Year	19.09%
5 Years	18.95%
10 Years	(2.87%)
Class AAA Shares
Average Annual Return:
1 Year	26.31%
5 Years	20.35%
10 Years	(2.32%)
Class AAA Shares | ReturnAfterTaxesonDistributions [Member]
Average Annual Return:
1 Year	25.69%
5 Years	19.96%
10 Years	(2.82%)
Class AAA Shares | ReturnAfterTaxesonDistributionsandSaleofFundShares [Member]
Average Annual Return:
1 Year	15.82%
5 Years	16.53%
10 Years	(1.58%)
Class C Shares
Average Annual Return:
1 Year	24.40%
5 Years	19.48%
10 Years	(3.04%)
Class I Shares
Average Annual Return:
1 Year	26.67%
5 Years	20.66%
10 Years	(2.07%)